S000057700 [Member] Expense Example, No Redemption - ClearBridge Large Cap Growth Select ETF - ClearBridge Large Cap Growth Select ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	$ 604